As filed with the U.S. Securities and Exchange Commission on May 22, 2026

Securities Act File No. 333-295044

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 

Post-Effective Amendment No. 1

VOYA PARTNERS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class R6, Class S, and Class S2 shares of capital stock in the series of the registrant designated as Voya Solution Aggressive Portfolio.

VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
May 22, 2026

Dear Shareholder:
On November 13, 2025, the Board of Directors (the “Board”) of Voya Solution Moderately Aggressive Portfolio (“SMA Portfolio”) approved the reorganization (the “Reorganization”) of SMA Portfolio with and into Voya Solution Aggressive Portfolio (“SA Portfolio,” and together with SMA Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds. The Reorganization does not require shareholder approval.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
Shares of SMA Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity contract or variable life insurance policy. The Separate Account in which you have an interest or the Qualified Plan in which you are a participant will own shares of SA Portfolio instead of shares of SMA Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the Separate Account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks to provide growth of capital.
It is expected that there will be no adverse U.S. federal income tax consequences to shareholders as a result of the Reorganization. The Reorganization will not cause any fees or charges under your current contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. It is expected that the Reorganization will be completed on or about July 10, 2026.
The Reorganization is discussed in detail in the enclosed Information Statement/Prospectus, which you should read carefully. For any questions or concerns you may have regarding the Reorganization, please call 1-800-262-3862.
Sincerely,

Christian G. Wilson
President

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION
Please read the enclosed combined information statement and prospectus (“Information Statement/Prospectus”) for a complete description of the reorganization (the “Reorganization”). However, as a quick reference, the following questions and answers provide a brief overview of the Reorganization.
Q1. WHY AM I RECEIVING THE ATTACHED INFORMATION STATEMENT/PROSPECTUS?
A. You have received the attached Information Statement/Prospectus because shares of Voya Solution Moderately Aggressive Portfolio (“SMA Portfolio”) have been purchased or acquired by you or at your direction through your qualified pension or retirement plan or, at your direction, by your insurance company through its separate accounts to serve as an investment option under your variable annuity and/or variable life contract.
Q2. WHAT IS THE PURPOSE OF THE ATTACHED INFORMATION STATEMENT/PROSPECTUS?
A. The purpose of these materials is to provide you with information on the Reorganization of SMA Portfolio with and into Voya Solution Aggressive Portfolio (“SA Portfolio” and together with SMA Portfolio, the “Portfolios”).
Voya Investments, LLC (the “Investment Adviser”), who serves as the investment adviser to each of the Portfolios, recommended the Reorganization, and the Reorganization has been approved by the Board of Directors (the “Board”) of Voya Partners, Inc. SA Portfolio will be the accounting and performance survivor for the Reorganization.
Q3. HOW WILL THE REORGANIZATION IMPACT FEES AND EXPENSES?
A. The contractual management fee schedule of the combined portfolio for the Reorganization will be equal to the contractual management fee schedule for SMA Portfolio. The current blended management fee experienced by each Portfolio and the expected blended management fee of the combined portfolio is as follows:
Reorganization	Current Blended Management Fee – SMA Portfolio	Current Blended Management Fee – SA Portfolio	Expected Blended Management Fee – Combined Portfolio
SMA Portfolio into SA Portfolio	0.18%[1]	0.18%[1]	0.18%[1]
1 The management fee is 0.400% of the Portfolio’s average daily net assets invested in direct investments or unaffiliated funds and 0.180% of the Portfolio’s average daily net assets invested in open-end investment companies registered under the Investment Company Act of 1940 within the Voya family of funds.
Shareholders of SMA Portfolio will experience a reduction in contractual expense limits following the Reorganization. With the exception of Class R6 shares, shareholders of SMA Portfolio will experience a reduction in net expense ratios following the Reorganization. Class R6 shareholders of SMA Portfolio will experience an estimated 1 basis point (0.01%) increase in the net expense ratio following the Reorganization, which is a result of variance in Acquired Fund Fees and Expenses unrelated to the Reorganization and is outside the contractual expense limits. Estimated other expenses are increasing pro forma compared to SMA due to higher other expenses of SA Portfolio. SA Portfolio’s expense limitation arrangement will, to the extent applicable, continue to be applicable to Other Expenses, although there can be no assurance that such waiver will continue beyond its current term. Please read the attached Information Statement/Prospectus for a complete description of the fees and expenses.
Q4. WHY IS THE REORGANIZATION BEING PURSUED?
A. The Investment Adviser proposed the Reorganization primarily to address significantly lower assets in SMA Portfolio due to Venerable Retirement Insurance and Annuity Company’s (“Venerable”) large September 2025 redemption and to consolidate, as part of a process which began in January 2024, Voya Investment Management Co. LLC’s (“Voya IM”) Solution suite of risk-based portfolios into three risk-based funds-of-funds to be more in line with industry standards. Consequently, at the November 2025 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization. In support of its proposal, the Investment Adviser noted that, in its view, following the Reorganization, SMA Portfolio’s shareholders would have the potential to benefit from the SA Portfolio’s lower net expense ratio and improved performance and an opportunity for increased scale while experiencing the consistency of the same portfolio management team.
Q5. HOW WILL THE REORGANIZATION IMPACT SHAREHOLDERS?
A. Effective on the date of the Reorganization, which is expected to be on or about July 10, 2026, the former shareholders of SMA Portfolio will be shareholders in SA Portfolio, which will be managed pursuant to investment strategies described in the attached Information Statement/Prospectus under the caption “Information About the Reorganization—Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios.”
Q6. WHAT WILL HAPPEN TO THE CURRENT INVESTMENTS OF SMA PORTFOLIO?
A. SMA Portfolio will align its portfolio holdings with SA Portfolio during the two weeks prior to the Reorganization. Please read the attached Information Statement/Prospectus for a complete description of SA Portfolio’s investment objectives, principal investment strategies, and policies.
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Q7. HAS THE BOARD APPROVED THE REORGANIZATION?
A. Yes. The Board determined that the Reorganization would be in the best interests of the shareholders of SMA Portfolio and SA Portfolio and that their interests would not be diluted as a result of the Reorganization. The Board, including a majority of the directors who are not “interested persons” (within the meaning of the Investment Company Act of 1940, as amended) of the Portfolios, voted to approve the Reorganization.
The Board considered information regarding any potential adverse impact to shareholders as a result of the Reorganization. See the attached Information Statement/Prospectus for the complete list of factors considered by the Board in approving the Reorganization.
Q8. WHAT ARE THE COSTS ASSOCIATED WITH THE REORGANIZATION?
A. All expenses incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) the costs associated with the preparation of necessary filings with the U.S. Securities and Exchange Commission, the printing and distribution of the attached Information Statement/Prospectus and related materials, legal fees, accounting fees, and securities registration fees, will be paid by the Investment Adviser (or an affiliate), not SMA Portfolio or SA Portfolio. Please see “Information About the Reorganization – Expenses of the Reorganization” in the attached Information Statement/Prospectus for more information regarding who is paying the costs associated with the Reorganization.
There are no explicit portfolio transition costs anticipated with the Reorganization. Please see “Information About the Reorganization – Portfolio Transitioning” in the attached Information Statement/Prospectus for more information regarding the costs of portfolio transitions associated with the Reorganization.
Q9. WILL YOU NEED MY VOTE TO APPROVE THE REORGANIZATION?
A. No. The Reorganization does not require shareholder approval. We are not asking you for a proxy and you are requested not to send us a proxy.
Q10. WHEN WILL THE REORGANIZATION TAKE PLACE?
A. The Reorganization is currently expected to be completed on or about July 10, 2026.
Q11. CAN THE INFORMATION STATEMENT/PROSPECTUS BE VIEWED ONLINE?
A. Yes. The Information Statement/Prospectus can be viewed online at: www.proxyvote.com/voya.
Q12. WHAT IF I HAVE QUESTIONS ABOUT THE REORGANIZATION?
A. If you require assistance or have any questions regarding the Reorganization, please call shareholder services at 1-800-262-3862.
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INFORMATION STATEMENT/PROSPECTUS
May 22, 2026
ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Solution Moderately Aggressive Portfolio (A series of Voya Partners, Inc.)	Voya Solution Aggressive Portfolio (A series of Voya Partners, Inc.)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-262-3862	1-800-262-3862
(each an open-end management investment company)

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY
This combined information statement and prospectus (“Information Statement/Prospectus”) is furnished in connection with the reorganization (the “Reorganization”) of Voya Solution Moderately Aggressive Portfolio (“SMA Portfolio”) with and into Voya Solution Aggressive Portfolio (“SA Portfolio” and together with SMA Portfolio, each, a “Portfolio” and collectively, the “Portfolios”) and the related Plan of Reorganization (the “Reorganization Agreement”).
The Board of SMA Portfolio has approved the Reorganization. The Reorganization does not require shareholder approval. Upon completion of the Reorganization, shareholders of SMA Portfolio will become shareholders of the corresponding share class of SA Portfolio.
This Information Statement/Prospectus provides important information that you should know about the Reorganization. Please read it carefully and keep it for future reference. A copy of this Information Statement/Prospectus is available on the Internet at www.proxyvote.com/voya.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about the Portfolios, please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-262-3862
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Information Statement/Prospectus:
1.
The Statement of Additional Information dated May 22, 2026, relating to this Information Statement/Prospectus (File No. 333-295044);
2.
The Prospectus and Statement of Additional Information, dated May 1, 2026, as supplemented, for the Portfolios (File No. 811-08319); and
3.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2025, for the Portfolios (File No. 811-08319).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, information statements, reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Only one copy of this Information Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless SMA Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Information Statement/Prospectus, please contact Shareholder Services at 1-800-262-3862. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform SMA Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-262-3862.

SUMMARY OF THE REORGANIZATION
You should read this entire Information Statement/Prospectus carefully, and the Reorganization Agreement, which is included in Appendix A. For more information about SA Portfolio, please consult Appendix B.
On November 13, 2025, the Board of Voya Partners, Inc. approved the Reorganization Agreement. The Reorganization Agreement provides for the transfer of all of the assets of SMA Portfolio to SA Portfolio in exchange for (i) SA Portfolio’s assumption of all of SMA Portfolio’s liabilities, and (ii) SA Portfolio’s issuance to SMA Portfolio of shares of capital stock in SA Portfolio (the “SA Portfolio Shares”). The SA Portfolio Shares received by the SMA Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of SMA Portfolio’s shares that are outstanding immediately prior to the Reorganization. As a result of such transaction, SMA Portfolio will be completely liquidated, and shareholders will own shares of the corresponding share class of SA Portfolio having an aggregate net asset value equal to the shares of SMA Portfolio held by that shareholder as of the close of business on the closing date of the Reorganization.
With respect to the Reorganization, you should note that:
•
The Portfolios have somewhat different investment objectives. The investment objective for SA Portfolio is to seek growth of capital. The investment objective for SMA Portfolio is to seek to provide capital growth through a diversified asset allocation strategy. Although both Portfolios seek capital growth, SMA Portfolio’s objective expressly emphasizes achieving that goal through a diversified asset allocation approach. Consistent with this distinction, each Portfolio invests primarily through underlying funds using an asset allocation strategy; however, SMA Portfolio generally maintains a more balanced allocation between equity and fixed income exposures, whereas SA Portfolio is more heavily allocated to equity securities in pursuit of capital growth.
•
Each Portfolio has target risk strategies with the same asset classes being utilized across the suites. Each Portfolio engages in a blended approach, which combines both active and passive strategies to construct a broadly diversified portfolio for participants.
•
In addition to the opportunity for improved performance, the shareholders of SMA Portfolio are expected to benefit from lower contractual expense limits and an opportunity for increased scale while experiencing the consistency of the same portfolio management team post-reorganization.
•
A more detailed comparison of each Portfolio’s Investment Objectives, Principal Investments Strategies, and Fundamental Investment Polices are set forth in this Information Statement/Prospectus under the captions “Information About the Reorganization—Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios” and “Information About the Reorganization—Comparison of the Fundamental Investment Policies of the Portfolios.”
•
The Chief Investment Risk Officer to the Portfolios believes that there are no investment risk objections to the Reorganization.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to each Portfolio.
•
Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
SA Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”
•
The Reorganization will not affect any shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•
The costs of the Reorganization are estimated to be $149,400. The Investment Adviser has agreed to bear explicit portfolio transition costs associated with the Reorganization, if any, although there are no explicit transition costs anticipated in connection with the Reorganization.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither SMA Portfolio nor its shareholders, nor SA Portfolio nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
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INFORMATION ABOUT THE REORGANIZATION
The Investment Adviser proposed the Reorganization primarily to address low assets due to Venerable’s redemption from SMA Portfolio and to complete the final step in consolidating Voya IM’s risk-based portfolios. Consequently, at the November 13, 2025 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of SMA Portfolio into SA Portfolio.
Board Considerations
The Board met in person on November 13, 2025 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by and received guidance from independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser and other information made available to it about the Portfolios. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of the SA Portfolio following the Reorganization.
Based upon its review, the Board, including all of the directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), unanimously determined that the Reorganization would be in the best interests of each Portfolio and its shareholders and that the interests of the Portfolios’ shareholders would not be diluted as a result of the Reorganization. In reaching this conclusion, the Board reviewed information and materials provided by the Investment Adviser and other relevant parties and exercised its business judgment based on the totality of the information presented. In reaching its decision to approve the Reorganization, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. In approving the Reorganization, the Board, including all of the Independent Directors, considered a variety of factors, including, without limitation, the following:
•
A presentation from the Investment Adviser regarding the Reorganization, including the rationale for the Reorganization, intending to, among other things, provide an opportunity for improved performance and increased scale while experiencing the consistency of the same portfolio management team;
•
A presentation from the Investment Adviser regarding reliance on Rule 17a-8 under the 1940 Act such that no shareholder approval of the Reorganization is required;
•
The Investment Adviser’s analysis of potential alternatives, including liquidation of SMA Portfolio and an alternative portfolio that could have served as a reorganization partner for SMA Portfolio other than SA Portfolio;
•
The fact that each Portfolio invests primarily in open-end investment companies registered under the 1940 Act within the Voya family of funds (“Underlying Funds”), that in turn invest directly in securities;
•
The performance of SMA Portfolio as compared to the performance of SA Portfolio in the year-to-date, one-year, three-year, five-year and ten-year time periods;
•
The similarities between the Portfolios’ portfolio management and regulatory benchmark;
•
The performance of SMA Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of SA Portfolio as compared to its Morningstar peer group;
•
The lower contractual expense limits that current shareholders of SMA Portfolio are expected to experience as a result of the Reorganization;
•
The similarities in fee structures of each of the Portfolios;
•
The representations from the Portfolios’ Chief Investment Risk Officer regarding the Reorganization, including that there are no investment risk objections;
•
The similarities in the investment objectives and strategies of each Portfolio;
•
The larger asset size of the Combined Portfolio, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
The Investment Adviser’s representations of how the costs of the Reorganization will be borne by the Investment Adviser (or an affiliate) and not by either Portfolio or their shareholders;
•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
The expected tax consequences of the Reorganization to SMA Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of SMA Portfolio.
No single factor was determinative, and individual Directors may have attributed different weight to different factors.
The Reorganization Agreement
The terms and conditions under which the transactions may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review the form of the Reorganization Agreement, which is attached to this Information Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.
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The Reorganization Agreement provides for: (i) the transfer, as of July 10, 2026 (the “Closing Date”), of all of the assets of SMA Portfolio in exchange for shares of capital stock of SA Portfolio and the assumption by SA Portfolio of all of SMA Portfolio’s liabilities; and (ii) the distribution of shares of SA Portfolio to the shareholders of SMA Portfolio, as provided for in the Reorganization Agreement in complete liquidation of SMA Portfolio.
Shares of SMA Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”). The Qualified Plans and Separate Accounts or their trustees, as record owners of SMA Portfolio’s shares are, in most cases, the “shareholders” of record of SMA Portfolio.
Each shareholder of Class ADV, Class I, Class R6, Class S, and Class S2 of SMA Portfolio will hold, immediately after the Closing Date, the corresponding share class of SA Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of SMA Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing Date. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated, and the transactions contemplated may be abandoned, by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
All expenses incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Information Statement/Prospectus and related materials, legal fees, accounting fees, and securities registration fees, will be paid by the Investment Adviser (or an affiliate), not SMA Portfolio or SA Portfolio. These expenses are estimated to be $149,400 and do not include the transition costs described in “Portfolio Transitioning” below or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying plan participants and contract holders.
The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
Portfolio Transitioning
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. Explicit transaction costs include brokerage commissions, transaction fees, and applicable taxes incurred in connection with the purchase and sale of portfolio securities. The Investment Adviser has agreed to bear explicit portfolio transition costs associated with the Reorganization, if any. There are no explicit transition costs anticipated in connection with the Reorganization.
All the other costs of transitioning the Portfolios are considered implicit costs. Implicit transition costs include market impact costs, bid‑ask spreads, and opportunity costs associated with trading activity during the transition period. Implicit transition costs are not readily quantifiable and are borne by the Portfolio in the ordinary course of trading. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios in the normal course of the purchase and sale of securities.
From the close of business on June 29, 2026 through the close of business on July 10, 2026, SMA Portfolio is expected to be in a “transition period.” During the transition period, SMA Portfolio will not be pursuing its investment objectives and strategies and will align its holdings with that of SA Portfolio. Portfolio repositioning may result in the purchase or sale of securities at times or prices that are less favorable than would otherwise be the case, which could result in losses to the Portfolio. In addition, market conditions during the transition period may adversely affect the value of securities held or acquired by the Portfolio. After the Closing Date, all assets and liabilities of SMA Portfolio will be conveyed to SA Portfolio. Following the Closing Date, SA Portfolio may also sell portfolio holdings that it acquired from SMA Portfolio, and SA Portfolio may not be immediately fully invested in accordance with its stated investment strategies. Such sales and purchases during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolio.
Tax Considerations
Any gains resulting from realignments in SMA Portfolio effected prior to the Reorganization, along with any other gains realized prior to the Reorganization, as reduced by available losses, will be distributed to shareholders of SMA Portfolio in advance of the Reorganization. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither SMA Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor SA Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
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Prior to the Closing Date, SMA Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Qualified Plan participants are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
Characteristics of SA Portfolio Shares
The SA Portfolio Shares to be distributed to SMA Portfolio’s shareholders will have substantially similar legal characteristics as shares of capital stock of SMA Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.
SMA Portfolio and SA Portfolio are each organized as a series of Voya Partners, Inc., a Maryland corporation. The Portfolios are governed by a Board of Directors comprised of the same eight members, seven of whom are independent or disinterested persons, which means they are not “interested persons” of either Portfolio, as defined in Section 2(a)(19) of the 1940 Act. For more information on the history of the Portfolios, see each Portfolio’s Statement of Additional Information dated May 1, 2026. Because the Portfolios are each a series of Voya Partners, Inc., there are no differences in the rights of shareholders of the Portfolios.
COMPARISON OF THE PORTFOLIOS
Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios
The investment objectives and principal investments strategies for the Portfolios are set forth in the tables below.
Both Portfolios invest in a blend of actively managed funds and passively managed index funds, including exchange traded funds, to construct a broadly diversified portfolio. However, SA Portfolio has a higher allocation to equities compared to SMA Portfolio. Although both Portfolios seek capital growth, SMA Portfolio’s objective expressly emphasizes achieving that goal through a diversified asset allocation approach. Consistent with this distinction, each Portfolio invests primarily through underlying funds using an asset allocation strategy; however, SMA Portfolio generally maintains a more balanced allocation between equity and fixed income exposures, whereas SA Portfolio is more heavily allocated to equity securities in pursuit of capital growth.
	SMA Portfolio	SA Portfolio
Investment Objective	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.	The Portfolio seeks growth of capital.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

	SMA Portfolio	SA Portfolio
Principal Investment Strategies
The Portfolio invests primarily in a combination of actively managed funds and passively managed index funds,
including exchange-traded funds (“ETFs”) (collectively,
the “Underlying Funds”). The Underlying Funds may or
may not be affiliated with the Investment Adviser. The
Underlying Funds invest in U.S. stocks, international stocks,
U.S. bonds, and other debt instruments and the Portfolio
uses an asset allocation strategy designed for investors
saving for retirement. The Portfolio's current approximate
target investment allocation (expressed as a percentage
of its net assets) (the “Target Allocation”) among the
Underlying Funds is: 81% in equity securities and 19%
in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate
from the percentages shown.

The Portfolio normally invests at least 80% of its assets
in Underlying Funds affiliated with the Investment Adviser,
although the sub-adviser (the “Sub-Adviser”) may in its
discretion invest up to 20% of the Portfolio’s assets in
Underlying Funds that are not affiliated with the Investment
Adviser including ETFs.

The Target Allocation is measured with reference to the
principal investment strategies of the Underlying Funds;
actual exposure to equity securities and debt instruments
will vary from the Target Allocation if an Underlying Fund
is not substantially invested in accordance with its principal investment strategy. The Portfolio will deviate from the
Target Allocation based on an assessment of the current

The Portfolio invests primarily in a combination of actively managed funds and passively managed index funds,
including exchange-traded funds (“ETFs”) (collectively,
the “Underlying Funds”). The Underlying Funds may or
may not be affiliated with the Investment Adviser. The
Underlying Funds invest in U.S. stocks, international stocks,
U.S. bonds, and other debt instruments and the Portfolio
uses an asset allocation strategy designed for investors
saving for retirement. The Portfolio's current approximate
target investment allocation (expressed as a percentage
of its net assets) (the “Target Allocation”) among the
Underlying Funds is: 93.5% in equity securities and 6.5%
in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio’s assets may deviate
from the percentages shown.

The Portfolio normally invests at least 80% of its assets
in Underlying Funds affiliated with the Investment Adviser,
although the sub-adviser (the “Sub-Adviser”) may in its
discretion invest up to 20% of the Portfolio’s assets in
Underlying Funds that are not affiliated with the Investment
Adviser including ETFs.

The Target Allocation is measured with reference to the
principal investment strategies of the Underlying Funds;
actual exposure to equity securities and debt instruments
will vary from the Target Allocation if an Underlying Fund
is not substantially invested in accordance with its principal investment strategy. The Portfolio will deviate from the
Target Allocation based on an assessment of the current

4

SMA Portfolio	SA Portfolio

market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current
Target Allocation. The Sub-Adviser may determine, in light
of market conditions or other factors, to deviate by a
wider margin in order to protect the Portfolio, achieve
its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range
of traditional asset classes which include, but are not
limited to the following: stocks, bonds, and cash and
non-traditional asset classes (also known as alternative
strategies) which include, but are not limited to: real estate, commodities, and floating rate loans.

Equity securities in which the Underlying Funds invest
include, but are not limited to the following: domestic
and international large-, mid-, and small-capitalization
stocks (which may be growth oriented, value oriented,
or a blend); emerging market securities; domestic and
international real estate-related securities, including real estate investment trusts (“REITs”); and natural
resource/commodity securities.

Debt instruments in which the Underlying Funds invest
include, but are not limited to the following: domestic
and international long-, intermediate-, and short-term bonds;
bonds rated below investment grade (sometimes referred
to as “high-yield securities”, “high-yield bonds”, or “junk
bonds”); floating rate loans; and U.S. Treasury
Inflation-Protected Securities.

When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy
employed in the management of a potential Underlying
Fund, and the extent to which an Underlying Fund’s
investment adviser considers environmental, social, and
governance (“ESG”) factors as part of its investment
process. The manner in which an investment adviser uses
ESG factors in its investment process will be only one
of many considerations in the Sub-Adviser’s evaluation
of any potential Underlying Fund, and the extent to which
the consideration of ESG factors by an investment adviser
will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis
and judgment of the Sub-Adviser.

The Portfolio may also invest in derivatives, including
futures and swaps (including interest rate swaps, total
return swaps, and credit default swaps), to make tactical
asset allocations, to seek to minimize risk, and to assist
in managing cash.

The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There
can be no assurance that this allocation will occur.

The Target Allocation may be changed at any time by
the Sub-Adviser.

market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current
Target Allocation. The Sub-Adviser may determine, in light
of market conditions or other factors, to deviate by a
wider margin in order to protect the Portfolio, achieve
its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range
of traditional asset classes which include, but are not
limited to the following: stocks, bonds, and cash and
non-traditional asset classes (also known as alternative
strategies) which include, but are not limited to: real estate, commodities, and floating rate loans.

Equity securities in which the Underlying Funds invest
include, but are not limited to the following: domestic
and international large-, mid-, and small-capitalization
stocks (which may be growth oriented, value oriented,
or a blend); emerging market securities; domestic and
international real estate-related securities, including real estate investment trusts (“REITs”); and natural
resource/commodity securities.

Debt instruments in which the Underlying Funds invest
include, but are not limited to the following: domestic
and international long-, intermediate-, and short-term bonds;
bonds rated below investment grade (sometimes referred
to as “high-yield securities”, “high-yield bonds”, or “junk
bonds”); floating rate loans; and U.S. Treasury
Inflation-Protected Securities.

When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy
employed in the management of a potential Underlying
Fund, and the extent to which an Underlying Fund’s
investment adviser considers environmental, social, and
governance (“ESG”) factors as part of its investment
process. The manner in which an investment adviser uses
ESG factors in its investment process will be only one
of many considerations in the Sub-Adviser’s evaluation
of any potential Underlying Fund, and the extent to which
the consideration of ESG factors by an investment adviser
will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis
and judgment of the Sub-Adviser.

The Portfolio may also invest in derivatives, including
futures and swaps (including interest rate swaps, total
return swaps, and credit default swaps), to make tactical
asset allocations, to seek to minimize risk, and to assist
in managing cash.

The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There
can be no assurance that this allocation will occur.

The Target Allocation may be changed at any time by
the Sub-Adviser.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. For both Portfolios, the value of your investment in the Portfolios changes with the values of the Underlying Funds and their investments. The Portfolios are subject to the following principal risks (either directly or indirectly through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Portfolios’ or an Underlying Funds’ performance or cause a Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds. The Portfolios are exposed to most of
5

the principal risks indirectly through investments by the Underlying Funds, and in some cases only through such investments. Unless stated otherwise, in the risk disclosures below, descriptions of investments or activities by “the Portfolio” and related risks refer to investments or activities by the Portfolios or by the Underlying Funds, as the case may be. Similarly, a reference to “the Investment Adviser” or to “the Sub-Adviser” is to the entity responsible for the investments in question, whether by the Portfolios or by the Underlying Funds, as applicable. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. As reflected in the table below, the Portfolios have the same principal risks. Though their principal risks are the same, the differences in the target asset allocation between the SMA Portfolio and the SA Portfolio may affect the likelihood of the realization of a risk in a combined portfolio. The Chief Investment Risk Officer to the Portfolios represented that there are no investment risk objections to the Reorganization.

Principal Risks	SMA Portfolio	SA Portfolio
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub-Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the Sub-Adviser will have an incentive to select the Underlying Funds (whether or not affiliated with the Sub-Adviser)
that will result in the greatest net management fee revenue or lowest costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Portfolio. The Sub-Adviser may prefer to invest in an affiliated Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated
Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds.
Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying
Funds.
	✔	✔
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
	✔	✔
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the
Portfolio’s performance and ability to achieve its investment objective.
	✔	✔
China Investing Risks: The Chinese economy is generally considered an emerging and volatile market.
Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Significant portions of the Chinese securities markets may become rapidly illiquid because Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the
U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong
Kong economies and on related investments. In addition, U.S. or foreign government restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments or causing the Portfolio to sell investments at disadvantageous times.
●Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China
A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect
(“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a
U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.
	✔	✔
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity-related investments, which may make it difficult for the Portfolio to sell them at a desirable price or time.
	✔	✔
6

Principal Risks	SMA Portfolio	SA Portfolio
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the
Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the
Portfolio to different kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the
Portfolio through foreign currency exchange transactions.
	✔	✔
Deflation: Deflation occurs when prices throughout the economy decline over time — the opposite of inflation. Unless repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
	✔	✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Environmental, Social, and Governance (Funds-of-Funds): The Sub-Adviser’s consideration of ESG factors in selecting Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the Sub-Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to
ESG-focused strategies than other comparable mutual funds. There can be no assurance that an
Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, where available, will provide more favorable investment performance than another potential Underlying Fund, and such an Underlying Fund may, in fact, underperform other potential Underlying Funds.
	✔	✔
7

Principal Risks	SMA Portfolio	SA Portfolio
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Portfolio will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the
Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities
Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations, and may limit the ability of the
Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.
	✔	✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.)
securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
	✔	✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔	✔
High-Yield Securities: Lower-quality securities including securities that are or have fallen below investment grade (commonly referred to as “junk bonds”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔
Index Strategy (Funds-of-Funds): An Underlying Fund (or a portion of the Underlying Fund) that seeks to track an index’s performance and does not use defensive positions or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market (each, an “Underlying
Index Fund”). To the extent an Underlying Index Fund’s investments track its target index, such
Underlying Index Fund may underperform other funds that invest more broadly. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Portfolio. The correlation between an Underlying Index
Fund’s performance and index performance may be affected by the timing of purchases and redemptions of the Underlying Index Fund's shares. The correlation between an Underlying Index
Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an
Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated
Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the
Portfolio had invested in an Underlying Index Fund with comparable performance but lower expenses
(although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying
Index Fund, including an ETF, over an affiliated Underlying Index Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short-term basis.
	✔	✔
8

Principal Risks	SMA Portfolio	SA Portfolio
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
	✔	✔
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. In the case of inverse debt instruments, the interest rate paid by the debt instruments is a floating rate, which will generally decrease when the market rate of interest to which the inverse debt instruments are indexed increases and will increase when the market rate of interest to which the inverse debt instruments are indexed decreases. Changes to monetary policy by the U.S. Federal
Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the
Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
	✔	✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔
Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies.
Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔
9

Principal Risks	SMA Portfolio	SA Portfolio
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets.
Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the
Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Portfolio's investments, including beyond the Portfolio's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets.
The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.)
banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
	✔	✔
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
	✔	✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment.
This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and
REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The
Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔
10

Principal Risks	SMA Portfolio	SA Portfolio
Underlying Funds: Because the Portfolio invests primarily in Underlying Funds, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that Underlying
Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one Underlying Fund will hold securities of the same issuers, thereby increasing the
Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.
	✔	✔
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected.
Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production.
The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
	✔	✔
Comparison of the Fundamental Investment Policies of the Portfolios
The following chart compares the fundamental investment policies of the Portfolios. Each Portfolio has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.
SMA Portfolio	SA Portfolio
Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies.

Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies. For purposes of the
Portfolio’s fundamental policy, with respect to the exception for
“securities of other investment companies”, the Portfolio will apply that exception as applying only to the securities of other
investment companies that are registered under the Investment
Company Act of 1940, as amended.

11

SMA Portfolio	SA Portfolio
Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt
securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities, or political subdivisions; and (b)
notwithstanding this limitation or any other fundamental
investment limitation, assets may be invested in the securities of one or more management investment companies to the extent
permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt
securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities, or political subdivisions; and (b)
notwithstanding this limitation or any other fundamental
investment limitation, assets may be invested in the securities of one or more management investment companies to the extent
permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio. For purposes of the Portfolio’s fundamental policy (b), with respect to the
exception for “securities of one or more management investment companies”, the Portfolio will apply that exception as applying only to the securities of one or more management investment
companies that are registered under the Investment Company Act of 1940, as amended.

Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations and any exemptive relief obtained by the Portfolio.
For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.
Making Loans: Same as SMA Portfolio.
Issuing Senior Securities:
The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.
Issuing Senior Securities: Same as SMA Portfolio.
Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.
Purchasing or Selling Real Estate: Same as SMA Portfolio.
Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Purchasing or Selling Commodities: Same as SMA Portfolio.
Borrowing:
The Portfolio may not borrow money, except to the extent
permitted under the 1940 Act, including the rules, regulations, interpretations thereunder, and any exemptive relief obtained by the Portfolio.
Borrowing: Same as SMA Portfolio.
12

SMA Portfolio	SA Portfolio
Underwriting Securities:
The Portfolio may not underwrite any issue of securities within the meaning of the Securities Act of 1933 except when it might
technically be deemed to be an underwriter either: (i) in
connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;
Underwriting Securities: Same as SMA Portfolio.
When determining its compliance with its concentration policies, SA Portfolio will consider the investments of its underlying investment companies.
Comparison of the Purchase and Redemption Policies of the Portfolios
The Portfolios have the same policies for buying and selling shares. The Portfolios’ shares may be offered to insurance company Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.
The Portfolios may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to a Portfolio’s prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
Comparison of the Annual Portfolio Operating Expenses of the Portfolios
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of SA Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2025. You may pay other fees and expenses such as fees and expenses imposed under your Variable Contract or Qualified Plan, which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
As shown in the tables below, the contractual management fee schedule of the combined portfolio for the Reorganization will be equal to the contractual management fee schedule for SMA Portfolio. Shareholders of SMA Portfolio will experience a reduction in contractual expense limits following the Reorganization. With the exception of Class R6 shares, shareholders of SMA Portfolio will experience a reduction in net expense ratios following the Reorganization. Class R6 shareholders of SMA Portfolio will experience an estimated 1 basis point (0.01%) increase in the net expense ratio following the Reorganization, which is a result of variance in Acquired Fund Fees and Expenses unrelated to the Reorganization.
13

SMA Portfolio into SA Portfolio
Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

		SMA Portfolio[2]	SA Portfolio	SA Portfolio Pro Forma Combined
Class ADV
Management Fees	%	0.18	0.18	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50
Other Expenses	%	0.09	0.35	0.27
Acquired Fund Fees and Expenses	%	0.53	0.55	0.55
Total Annual Portfolio Operating Expenses[3]	%	1.30	1.58	1.50
Waivers and Reimbursements	%	None[4]	(0.31)[5]	(0.23)[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.30	1.27	1.27
Class I
Management Fees	%	0.18	0.18	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.09	0.35	0.27
Acquired Fund Fees and Expenses	%	0.53	0.55	0.55
Total Annual Portfolio Operating Expenses[3]	%	0.80	1.08	1.00
Waivers and Reimbursements	%	None[4]	(0.31)[5]	(0.23)[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.80	0.77	0.77
Class R6
Management Fees	%	0.18	0.18	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.05	0.05	0.04
Acquired Fund Fees and Expenses	%	0.53	0.55	0.55
Total Annual Portfolio Operating Expenses[3]	%	0.76	0.78	0.77
Waivers and Reimbursements	%	None[4]	(0.01)[5]	None[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.76	0.77	0.77
Class S
Management Fees	%	0.18	0.18	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.09	0.35	0.27
Acquired Fund Fees and Expenses	%	0.53	0.55	0.55
Total Annual Portfolio Operating Expenses[3]	%	1.05	1.33	1.25
Waivers and Reimbursements	%	None[4]	(0.31)[5]	(0.23)[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	1.02	1.02
Class S2
Management Fees	%	0.18	0.18	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	0.40	0.40
Other Expenses	%	0.09	0.35	0.27
Acquired Fund Fees and Expenses	%	0.53	0.55	0.55
Total Annual Portfolio Operating Expenses[3]	%	1.20	1.48	1.40
Waivers and Reimbursements	%	None[4]	(0.31)[5]	(0.23)[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.20	1.17	1.17
1
Expense information has been restated to reflect current contractual rates.
2
Other expenses do not include one-time expenses related to this Reorganization.
3
Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
14

4
Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.30%, 0.80%, 0.80%, 1.05%, and 1.20% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Directors who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Directors (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Partners, Inc. (the “Company”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
5
Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Directors who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Directors (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Partners, Inc. (the “Company”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
6
Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Directors who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Directors (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Partners, Inc. (the “Company”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	SMA Portfolio				SA Portfolio				SA Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$132	412	713	1,568	129	468	831	1,852	129	452	797	1,771
Class I	$82	255	444	990	79	313	565	1,289	79	296	530	1,204
Class R6	$78	243	422	942	79	248	432	965	79	246	428	954
Class S	$107	334	579	1,283	104	391	699	1,574	104	374	664	1,491
Class S2	$122	381	660	1,455	119	437	779	1,742	119	421	744	1,660
Portfolio Turnover
Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year ended December 31, 2025, SMA Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio and SA Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.
How does the performance of the Portfolios compare?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Portfolio for the same period. In 2024, the Investment Adviser changed the Portfolios’ primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolios use S&P Target Risk Aggressive® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolios’ principal investment strategies. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Portfolio’s Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.
15

Performance shown in the bar charts and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare a Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. A Portfolio’s past performance is no guarantee of future results.
SMA Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd Quarter 2020, 17.54% and Worst quarter: 1st Quarter 2020, -20.89%

Average Annual Total Returns % (for the periods ended December 31, 2025)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class ADV	%	14.39	7.95	8.71	N/A	4/30/2010
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk® Aggressive Index[1]	%	19.75	9.31	9.97	N/A
Class I	%	14.94	8.50	9.25	N/A	4/30/2010
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk® Aggressive Index[1]	%	19.75	9.31	9.97	N/A
Class R6%		15.07	8.51	9.26	N/A	5/02/2016
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk® Aggressive Index[1]	%	19.75	9.31	9.97	N/A
Class S	%	14.70	8.23	8.98	N/A	4/30/2010
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk® Aggressive Index[1]	%	19.75	9.31	9.97	N/A
Class S2%		14.55	8.07	8.82	N/A	4/30/2010
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk® Aggressive Index[1]	%	19.75	9.31	9.97	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2
The index returns do not reflect deductions for fees, expenses, or taxes.
16

SA Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd Quarter 2020, 20.16% and Worst quarter: 1st Quarter 2020, -23.01%

Average Annual Total Returns % (for the periods ended December 31, 2025)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class ADV	%	16.25	9.32	9.99	N/A	5/01/2013
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk Aggressive® Index[1]	%	19.75	9.31	9.97	N/A
Class I	%	16.87	9.89	10.55	N/A	5/01/2013
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk Aggressive® Index[1]	%	19.75	9.31	9.97	N/A
Class R6%		16.96	9.92	10.57	N/A	5/02/2016
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk Aggressive® Index[1]	%	19.75	9.31	9.97	N/A
Class S	%	16.64	9.61	10.28	N/A	5/01/2013
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk Aggressive® Index[1]	%	19.75	9.31	9.97	N/A
Class S2%		16.44	9.43	10.10	N/A	5/01/2013
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	7.30	-0.36	2.01	N/A
S&P Target Risk Aggressive® Index[1]	%	19.75	9.31	9.97	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2
The index returns do not reflect deductions for fees, expenses, or taxes.
Management of the Portfolios
The following table describes the management of the Portfolios.
	SMA Portfolio	SA Portfolio
Investment Adviser	Voya Investments, LLC	Voya Investments, LLC
Management Fee (as a percentage of average daily net assets)	0.400% on assets in Direct Investments[1] 0.180% on assets in Underlying Funds[2]	0.400% on assets in Direct Investments[1] 0.180% on assets in Underlying Funds[2]
Sub-Adviser	Voya Investment Management Co. LLC	Voya Investment Management Co. LLC
17

	SMA Portfolio	SA Portfolio
Sub-Advisory Fee (as a percentage of average daily net assets)	0.18000% on assets in Direct Investments[1] 0.08100% on assets in Underlying Funds[2]	0.18000% on assets in Direct Investments[1] 0.08100% on assets in Underlying Funds[2]
Portfolio Managers	Lanyon Blair, CFA, CAIA (since 05/23) Barbara Reinhard, CFA (since 09/19)	Lanyon Blair, CFA, CAIA (since 05/23) Barbara Reinhard, CFA (since 09/19)
Distributor	Voya Investments Distributor, LLC	Voya Investments Distributor, LLC
1
“Direct Investments” shall mean assets which are not Underlying Funds.
2
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The phrase “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on January 1, 2017, and May 1, 2017, respectively, including, for clarity, exchange-traded funds advised or sub-advised by Voya Investments, LLC or an affiliate.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Voya IM
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 200 Park Avenue, New York, New York 10166.
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolios, as designated in the table above.
Lanyon Blair, CFA, CAIA, Portfolio Manager, joined Voya IM in 2015 and is Head of Manager Research and Selection for Multi-Asset Strategies and Solutions (“MASS”). He is responsible for manager research and selection activities across all asset classes for the MASS group’s multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a consultant with FactSet Research Systems where he worked closely with equity, fixed income, and real estate research teams.
Barbara Reinhard, CFA, Portfolio Manager, joined Voya IM in 2016 and is the head of asset allocation for MASS. She is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, she spent 20 years at Morgan Stanley.
Each Portfolio's statement of additional information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in the Portfolio.
The Distributor
Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Portfolio. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
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Additional Information about the Portfolios
Dividends and Other Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. Each Portfolio distributes capital gains, if any, annually. Each Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, a Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Purchase and Sale of Portfolio Shares
Shares of each Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to each Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on a Portfolio’s behalf.
Tax Information
Distributions made by a Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the Variable Contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in a Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make a Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
Shares Outstanding as of the Record Date
As of May 1, 2026 (the “Record Date”), the following shares of capital stock of SMA Portfolio were outstanding:
Class	Shares Outstanding
ADV	2,200,660.713
I	778,767.372
R6	3,795,371.339
S	870,237.223
S2	150,976.139
Total	7,796,012.786
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Director/Trustee owns 1% or more of the outstanding shares of any class of the Portfolios, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of any class of the Portfolios.
Appendix C hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any class of the Portfolios’ shares.
Capitalization
The following tables show on an unaudited basis the capitalization of each of the Portfolios as of April 1, 2026 and on a pro forma combined basis as of April 1, 2026, giving effect to the Reorganization.
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	SMA Portfolio(1)	SA Portfolio(1)	Pro Forma Adjustments	SA Portfolio Pro Forma Combined(1)
Class ADV
Net Assets	$23,484,126	4,074,965	-	27,559,091
Shares Outstanding	2,211,035	270,111	(654,378)(A)	1,826,768
Net Asset Value Per Share	$10.62	15.09	-	15.09
Class I
Net Assets	$8,605,308	159,217,996	-	167,823,304
Shares Outstanding	779,822	10,109,708	(233,419)(A)	10,656,111
Net Asset Value Per Share	$11.03	15.75	-	15.75
Class R6
Net Assets	$41,533,468	35,859,671	-	77,393,139
Shares Outstanding	3,768,541	2,275,138	(1,133,426)(A)	4,910,253
Net Asset Value Per Share	$11.02	15.76	-	15.76
Class S
Net Assets	$9,416,668	3,948,524	-	13,365,192
Shares Outstanding	870,090	255,327	(261,171)(A)	864,246
Net Asset Value Per Share	$10.82	15.46	-	15.46
Class S2
Net Assets	$1,689,969	2,022,765	-	3,712,734
Shares Outstanding	155,924	135,096	(43,055)(A)	247,965
Net Asset Value Per Share	$10.84	14.97	-	14.97
(1) The total net assets of SMA Portfolio and SA Portfolio as of April 1, 2026, were equal to $84,729,539 and $205,123,921, respectively. The total combined assets of the Portfolios as of April 1, 2026 was equal to $289,853,460.
(A) Reflects new shares issued, net of retired shares of SMA Portfolio. (Calculation: Net Assets ÷ NAV per share).
20

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2026, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Solution Aggressive Portfolio (the “Surviving Portfolio”), and VPI, on behalf of its series, Voya Solution Moderately Aggressive Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class ADV, Class I, Class R6, Class S, and Class S2 voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, each of the Disappearing Portfolio and the Surviving Portfolio is a separate series of an open-end, registered investment company of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class R6, Class S, and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class R6,

Class S, and Class S2 shares, respectively, of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class R6, Class S, and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares, respectively, in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be July 10, 2026, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct The Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable U.S. federal, state and local and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class R6, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI, on behalf of the Surviving Portfolio, as follows:
(a) The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws (“By-Laws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2025, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2025, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements, the Information Statement (as defined herein) and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;
(p) The information statement of the Disappearing Portfolio (the “Information Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VPI, on behalf of the Disappearing Portfolio, as follows:
(a) The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2025 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2025, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income, net tax- exempt income and net capital gain (each as defined in the Code) for taxable years ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements, the Information Statement and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the Information Statement with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio covenants that the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.4. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Information Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with this Agreement and the transactions contemplated herein.
5.6. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.7. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares received at the Closing.
5.8. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9. VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.10. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VPI, on behalf of the Surviving Portfolio, shall have delivered to VPI, on behalf of the Disappearing Portfolio, on the Closing Date, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and
6.3. VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VPI, on behalf of the Surviving Portfolio, on the Closing Date, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;
7.4. VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VPI, on behalf of the Disappearing Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.4. Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VPI, on behalf of the Surviving Portfolio and the Disappearing Portfolio, substantially to the effect that, based upon certain facts, assumptions, representations and existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VPI, on behalf of the Surviving Portfolio and Disappearing Portfolio. Notwithstanding anything herein to the contrary, VPI may not waive the condition set forth in this paragraph 8.4.

9. BROKERAGE FEES AND EXPENSES
9.1. VPI represents and warrants, on behalf of the Surviving Portfolio and the Disappearing Portfolio, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s Information Statement, legal fees, accounting fees, and securities registration fees. Explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Portfolio will be borne by the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before July 10, 2026, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI, on behalf of the Surviving Portfolio, and VPI, on behalf of the Disappearing Portfolio.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the property of the Surviving Portfolio as provided in the Articles of Incorporation of VPI. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
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APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA SOLUTION AGGRESSIVE PORTFOLIO
For purposes of this Appendix B, the term “Portfolio” means SA Portfolio.
Management Fee
The Investment Adviser receives an annual fee for its services to the Portfolio. The fee is payable in monthly installments based on the average daily net assets of the Portfolio.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Portfolio for the most recent fiscal year was 0.18% of the Portfolio's average daily net assets.
For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's annual financial statements and other information filed on Form N-CSR which covers the one year period ended December 31, 2025.
Portfolio Holdings Information
A description of the Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Information Statement/Prospectus (the “SAI”). Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports.
How Shares Are Priced
The Portfolio is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced, and the Portfolio will not process purchase or redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.
When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
How to Buy and Sell Shares
The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.

Class R6 shares are only offered to investors that do not require the Portfolio or an affiliate of the Portfolio (including the Investment Adviser and any affiliate of the Investment Adviser) to make, and the Portfolio or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Portfolio, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Portfolio. Availability of Class R6 shares is subject to management’s determination of the appropriateness of investment in Class R6 shares.
The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contract owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Investment Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Investment Adviser, is at risk of losing) its Qualified Plan status.
The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Distribution Plans and Shareholder Service Plan
The Portfolio has a distribution plan pursuant to Rule 12b-1 (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares of the Portfolio. Under the Distribution Plan, the Portfolio makes payments at an annual rate of 0.25% for Class ADV shares, and 0.15% for Class S2 shares of the Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares.
The Portfolio has a shareholder service plan (the “Service Plan”) for its Class ADV, Class S, and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VPI to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV, Class S, and Class S2 shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of its average daily net assets attributable to each of its Class ADV, Class S, and Class S2 shares.
Because these distribution and shareholder service fees are paid out of the Portfolio’s assets on an ongoing basis over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Portfolio	Class ADV	Class S	Class S2
SA Portfolio	0.50%	0.25%	0.40%
Frequent Trading – Market Timing
The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.
The Board has made a determination not to adopt a separate policy for the Portfolio with respect to frequent purchases and redemptions of shares by the Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.
Because some Underlying Funds invest in foreign (non-U.S.) securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•
Rebalancing to facilitate fund-of-fund arrangements or the Portfolio’s systematic exchange privileges; and
•
Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plan may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Investment Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Investment Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Investment Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Information Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, First Symetra National Life Insurance Company of New York, Lincoln Financial Group, Lincoln National Life Insurance Company, Massachusetts Mutual Life Insurance Company, Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Security Life of Denver Insurance Company, Standard Life Insurance Company, Symetra Life Insurance Company, Talcott Resolution Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Union Securities, Venerable Insurance and Annuity Company, and Zurich American Life Insurance Company. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.55%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither the Portfolio, the Investment Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Class R6
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of the Portfolio. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of the Portfolio's shares. In addition, neither the Portfolio nor its affiliates (including the Investment Adviser and any affiliate of the Investment Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Portfolio, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Portfolio.
Dividends and Distributions
The Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. The Portfolio distributes capital gains, if any, annually. The Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of the Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, the Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Tax Consequences
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
The Portfolio intends to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.
The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to U.S. federal tax on distributions of dividends and income from the Portfolio to an applicable insurance company's separate accounts.
Since the sole shareholders of the Portfolio will be separate accounts of insurance companies or other permitted investors, no discussion is included herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of Variable Contracts, see the prospectus for the applicable contract.
See the SAI for further information about tax matters.
The tax status of your investment in the Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Index Descriptions
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes U.S. Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities (agency and non-agency). The Bloomberg U.S. Aggregate Bond Index is provided by Bloomberg Index Services Limited.
The MSCI All Country World IndexSM (“MSCI ACWI”) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

Bloomberg Index Data Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or its licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together, the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy and/or completeness of the Information and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The S&P Target Risk Aggressive® Index and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and have been licensed for use by Voya Services Company and certain affiliates. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s Form N-CSR, which is available upon request.
Selected data for a share of capital stock outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Solution Aggressive Portfolio
Class ADV
12-31-25	14.43	0.15•	2.10	2.25	0.23	0.98	—	1.21	—	15.47	16.25	0.90	0.72	0.72	0.99	4,509	27
12-31-24	12.39	0.22•	1.86	2.08	—	0.04	—	0.04	—	14.43	16.83	0.92	0.82	0.82	1.63	3,840	31
12-31-23	10.95	0.10•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class I
12-31-25	14.99	0.23•	2.20	2.43	0.31	0.98	—	1.29	—	16.13	16.87	0.40	0.22	0.22	1.47	164,095	27
12-31-24	12.83	0.32•	1.91	2.23	0.03	0.04	—	0.07	—	14.99	17.47	0.37	0.25	0.25	2.20	147,459	31
12-31-23	11.33	0.16•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
Class R6
12-31-25	15.00	0.23•	2.21	2.44	0.31	0.98	—	1.29	—	16.15	16.96	0.23	0.22	0.22	1.51	37,247	27
12-31-24	12.84	0.31•	1.92	2.23	0.03	0.04	—	0.07	—	15.00	17.45	0.24	0.24	0.24	2.21	30,362	31
12-31-23	11.33	0.17•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
Class S
12-31-25	14.75	0.18•	2.18	2.36	0.28	0.98	—	1.26	—	15.85	16.64	0.65	0.47	0.47	1.16	4,141	27
12-31-24	12.65	0.27•	1.88	2.15	0.01	0.04	—	0.05	—	14.75	17.07	0.65	0.54	0.54	1.91	4,502	31
12-31-23	11.15	0.13•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
Class S2
12-31-25	14.30	0.16•	2.10	2.26	0.23	0.98	—	1.21	—	15.35	16.44	0.80	0.62	0.62	1.05	1,901	27
12-31-24	12.27	0.23•	1.84	2.07	—	0.04	—	0.04	—	14.30	16.91	0.82	0.72	0.72	1.73	1,765	31
12-31-23	10.88	0.11•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.
(2)
Annualized for periods less than one year.
(3)
Ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (“ETFs”). Net investment income (loss) of any underlying mutual funds or ETFs is not included in the Portfolio net investment income (loss) ratio to average net assets.
•
Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2026:
SMA Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	71.9% Class ADV; 48.9% Class I; Beneficial	25.2%	10.2%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	28.1% Class ADV; 96.8% Class R6; 44.5% Class S; 100.0% Class S2; Beneficial	62.0%	77.0%
Reliastar Life Insurance Co. FBO SVUL 1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	9.3% Class I; Beneficial	0.9%	0.4%
Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	41.8% Class I; Beneficial	4.2%	1.6%
Reliastar Life Insurance Company of New York II 1 Orange Way Windsor, CT 06095	53.4% Class S; Beneficial	6.0%	2.2%
SA Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	99.8% Class ADV; 84.6% Class I; 95.8% Class R6; 99.0% Class S2; 39.4% Class S; Beneficial	86.1%	77.0%
Reliastar Life Insurance Co. FBO SVUL 1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	7.2% Class I; Beneficial	5.6%	3.5%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	60.6% Class S; Beneficial	1.2%	10.2%
*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2026.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Voya Institutional Trust Company, a Connecticut corporation, may be deemed a control person of the Portfolios. Voya Institutional Trust Company is an indirect subsidiary of Voya Financial, Inc.
Voya Investment Management Co. LLC, a Delaware limited liability company, may be deemed a control person of the Portfolios. Voya Investment Management Co. LLC is an indirect subsidiary of Voya Financial, Inc.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, may be deemed a control person of the Portfolios. Voya Retirement Insurance and Annuity Company is an indirect subsidiary of Voya Financial, Inc.
C-1

C-2

VOYA-SMAP-INFO-0522

PART B

STATEMENT OF ADDITIONAL INFORMATION
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-262-3862

May 22, 2026
ACQUISITION OF THE ASSETS OF: Voya Solution Moderately Aggressive Portfolio (A series of Voya Partners, Inc.)	BY AND IN EXCHANGE FOR SHARES OF: Voya Solution Aggressive Portfolio (A series of Voya Partners, Inc.)

This Statement of Additional Information (“SAI”) of Voya Solution Aggressive Portfolio (the “Acquiring Portfolio”) is available to the shareholders of Voya Solution Moderately Aggressive Portfolio (the “Target Portfolio,” and together with the Acquiring Portfolio, the “Portfolios”), in connection with a proposed transaction whereby all of the assets and liabilities of the Target Portfolio will be transferred to the Acquiring Portfolio in exchange for shares of capital stock of the Acquiring Portfolio.
This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:
1.
The Statement of Additional Information, dated May 1, 2026, as supplemented, for the Portfolios (File No. 811-08319); and
2.
The audited annual financial statements and other information filed on Form N-CSR, dated December 31, 2025 for the Portfolios (File No. 811-08319).
No other parts of the annual financial statements and other information filed on Form N-CSR are incorporated herein by reference.
This SAI is not a prospectus. An Information Statement/Prospectus dated May 22, 2026, relating to the reorganization described above (the “Reorganization”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-262-3862. This SAI should be read in conjunction with the Information Statement/Prospectus.
3

Supplemental Financial Information
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolio are not included in this SAI.
Following the Reorganization, the Acquiring Portfolio will be the accounting and performance survivor.
A table showing the fees and expenses of the Target Portfolio and the Acquiring Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Comparison of the Annual Portfolio Operating Expenses of the Portfolios” of the Information Statement/Prospectus.
The Reorganization will not result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. As a result, a schedule of investments of the Target Portfolio modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made in the ordinary course to the Target Portfolio’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization.
There are no material differences in the accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.
(Remainder of this page intentionally left blank.)
4

PART C.
OTHER INFORMATION
Item 15. Indemnification
Article Ninth, Section (d) of the Articles of Incorporation for Voya Partners, Inc. (the “Company”) provides for indemnification of directors and officers. In addition, the Company’s directors and officers will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.
Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.
Item 16. Exhibits
(1)(a)
Articles of Incorporation of Portfolio Partners, Inc., dated May 6, 1997 (the “Articles of Incorporation”) – Filed as
an Exhibit to the Company’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(1)(b)
Articles of Amendment, dated August 29, 2001, to the Articles of Incorporation (re-designation of MFS Capital
Opportunities Portfolio to PPI MFS Capital Opportunities Portfolio, MFS Emerging Equities Portfolio to PPI MFS
Emerging Equities Portfolio, MFS Research Growth Portfolio to PPI MFS Research Growth Portfolio, Scudder
International Growth Portfolio to PPI Scudder International Growth Portfolio, and T. Rowe Price Growth Equity
Portfolio to PPI T. Rowe Price Growth Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 6
to the Company’s Form N-1A Registration Statement on August 30, 2001 and incorporated herein by reference.

(1)(c)
Articles Supplementary, dated August 29, 2001, to the Articles of Incorporation (increasing of authorized capital of the Corporation by five billion shares) – Filed as an Exhibit to Post-Effective Amendment No. 6 to the Company’s
Registration Statement on August 30, 2001 and incorporated herein by reference.

(1)(d)
Articles Supplementary, dated February 11, 2002, to the Articles of Incorporation (increasing of authorized Capital
Stock of the Corporation by two billion shares) – Filed as an Exhibit to Post-Effective Amendment No. 8 to the
Company’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(1)(e)
Articles of Amendment, effective May 1, 2002, to the Articles of Incorporation (re-designation of the Company to
ING Partners, Inc. with corresponding name changes to each Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 9 to the Company’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(1)(f)
Articles of Amendment, effective December 16, 2002, to the Articles of Incorporation (re-designation of ING MFS
Emerging Equities Portfolio to ING Salomon Brothers Aggressive Growth Portfolio and ING Scudder International
Growth Portfolio to ING JPMorgan Fleming International Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 17 to the Company’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(1)(g)
Articles Supplementary, dated January 17, 2003, to the Articles of Incorporation (increasing the number of shares of
Capital Stock) – Filed as an Exhibit to Post-Effective Amendment No. 10 to the Company’s Form N-1A
Registration Statement on February 3, 2003 and incorporated herein by reference.

(1)(h)
Articles of Amendment, effective May 1, 2003, to the Articles of Incorporation (re-designation of ING MFS
Research Portfolio to ING MFS Research Equity Portfolio and ING Salomon Brothers Capital Portfolio to ING
Salomon Brothers Fundamental Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 11 to the
Company’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(1)(i)
Articles of Amendment, effective January 23, 2004, to the Articles of Incorporation (re-designation of ING DSI
Enhanced Index Portfolio to ING Aeltus Enhanced Index Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 12 to the Company’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(1)(j)
Articles of Amendment, effective May 1, 2004, to the Articles of Incorporation (re-designation of ING UBS Tactical
Asset Allocation Portfolio to ING UBS U.S. Allocation Portfolio and ING MFS Research Equity Portfolio to ING
IBS U.S. Large Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Company’s
Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(1)(k)
Articles Supplementary, dated June 10, 2004, to the Articles of Incorporation (increasing the authorized Capital
Stock of the Corporation of ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING
Fidelity® VIP Equity Income Portfolio, and ING Fidelity® VIP Mid Cap Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 14 to the Company’s Form N-1A Registration Statement on July 2, 2004 and
incorporated herein by reference.

(1)(l)
Articles Supplementary, effective November 1, 2004, to the Articles of Incorporation (creation of ING Oppenheimer
Strategic Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 17 to the Company’s Form
N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(1)(m)
Articles of Amendment, effective November 8, 2004, to the Articles of Incorporation (re-designation of ING UBS
U.S. Allocation Portfolio to ING Van Kampen Equity and Income Portfolio, ING MFS Global Growth Portfolio to
ING Oppenheimer Global Portfolio, ING Alger Aggressive Growth Portfolio to ING T. Rowe Price Diversified Mid
Cap Growth Portfolio, ING Alger Growth Portfolio to ING American Century Select Portfolio, and ING Alger
Capital Appreciation Portfolio to ING Salomon Brothers Large Cap Growth Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 17 to the Company’s Form N-1A Registration Statement on October 29, 2004 and
incorporated herein by reference.

(1)(n)
Articles Supplementary, dated August 20, 2001, to the Articles of Incorporation (creation of Initial Class Shares of
PPI MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Capital Opportunities
Portfolio, PPI Scudder International Growth Portfolio and PPI T. Rowe Price Growth Equity Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 17 to the Company’s Form N-1A Registration Statement on October 29,
2004 and incorporated herein by reference.

(1)(o)
Articles of Amendment, effective May 2, 2005, to the Articles of Incorporation (re-designation of ING Salomon
Brothers Investors Value Portfolio to ING American Century Large Company Value Portfolio and ING Aeltus
Enhanced Index Portfolio to ING Fundamental Research Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 20 to the Company’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(1)(p)
Articles Supplementary, dated March 30, 2005, to the Articles of Incorporation (creation of Initial Class Shares and
Adviser Class Shares of ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio,
ING Solution 2045 Portfolio, and ING Solution Income Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 21 to the Company’s Form N-1A Registration Statement on April 28, 2004 and incorporated herein by reference.

(1)(q)
Articles Supplementary, dated August 8, 2005, to the Articles of Incorporation (creation of Class T Shares of ING
Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio,
and ING Solution Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Company’s
Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(1)(r)
Articles Supplementary, dated November 23, 2005, to the Articles of Incorporation (creation of Initial Class,
Adviser Class, and Service Class Shares of ING Baron Asset Portfolio, ING Lord Abbett U.S. Government
Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, and
ING Pioneer High Yield Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Company’s
Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(1)(s)
Articles Supplementary, dated January 31, 2006, to the Articles of Incorporation (creation of Initial Class, Adviser
Class, and Service Class shares of ING UBS U.S. Small Cap Growth Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 28 to the Company’s Form N-1A Registration Statement on April 27, 2006 and
incorporated herein by reference.

(1)(t)
Articles of Amendment, effective April 28, 2006, to the Articles of Incorporation (re-designation of ING American
Century Small Cap Value Portfolio to ING American Century Small-Mid Cap Value Portfolio, ING Columbia Small
Cap Value Portfolio to ING Columbia Small Cap Value II Portfolio, ING Goldman Sachs® Core Equity Portfolio to
ING Goldman Sachs® Structured Equity Portfolio, ING JPMorgan Fleming International Portfolio to ING
JPMorgan International Portfolio, ING Salomon Brothers Aggressive Growth Portfolio to ING Legg Mason Partners
Aggressive Growth Portfolio, and ING Salomon Brothers Large Cap Growth Portfolio to ING Legg Mason Partners
Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Company’s Form
N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(u)
Articles of Amendment, effective August 7, 2006, to the Articles of Incorporation (re-designation of ING MFS
Capital Opportunities Portfolio to ING Thornburg Value Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 29 to the Company’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(1)(v)
Articles of Amendment, dated January 30, 2007, to the Articles of Incorporation (dissolution of ING Goldman
Sachs® Capital Growth Portfolio and ING Goldman Sachs® Structured Equity Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 32 to the Company’s Form N-1A Registration Statement on April 27, 2007 and
incorporated herein by reference.

(1)(w)
Articles Supplementary, dated June 8, 2007, to the Articles of Incorporation (creation of Initial Class, Adviser Class, and Service Class shares of ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 33 to the Company’s Form N-1A Registration Statement on
June 28, 2007 and incorporated herein by reference.

(1)(x)
Articles of Amendment, effective August 20, 2007, to the Articles of Incorporation (re-designation of ING Davis
Venture Value Portfolio to ING Davis New York Venture Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 36 to the Company’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(1)(y)
Articles of Amendment, dated November 29, 2007, to the Articles of Incorporation (dissolution of ING Fundamental
Research Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Company’s Form N-1A
Registration Statement on March 3, 2008 and incorporated herein by reference.

(1)(z)
Articles Supplementary, dated February 27, 2008, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, and Class T shares of ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio,
ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio, and ING Index Solution Income Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 36 to the Company’s Form N-1A Registration Statement on
March 3, 2008 and incorporated herein by reference.

(1)(aa)
Articles Supplementary, dated January 16, 2009, to the Articles of Incorporation (creation of Service 2 Class shares of ING Partners, Inc.’s Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 41 to the Company’s
Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(1)(bb)
Articles Supplementary, dated March 18, 2009, to the Articles of Incorporation (creation of Service 2 Class shares for ING Partners, Inc.’s Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Company’s
Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(cc)
Articles of Amendment, effective May 1, 2009, to the Articles of Incorporation (re-designation of ING Columbia
Small Cap Value II Portfolio to ING Columbia Small Cap Value Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 42 to the Company’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(dd)
Articles Supplementary, dated June 22, 2009, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, Service 2 Class, and Class T shares of ING Index Solution 2055 Portfolio and ING Solution
2055 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Company’s Form N-1A
Registration Statement on December 3, 2009 and incorporated herein by reference.

(1)(ee)
Articles of Amendment, dated July 29, 2009, to the Articles of Incorporation (dissolution of ING American Century
Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 49 to the Company’s Form N-1A Registration Statement on April 29, 2010 and
incorporated herein by reference.

(1)(ff)
Articles Supplementary, dated March 19, 2010, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, and Service 2 Class shares of ING Solution Aggressive Growth Portfolio and ING Solution
Conservative Portfolio, and Service 2 Class shares of ING Solution Growth and Income Portfolio and ING Solution
Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Company’s Form N-1A
Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(gg)
Articles of Amendment, effective April 30, 2010, to the Articles of Incorporation (re-designation of ING Legg
Mason Partners Aggressive Growth Portfolio to ING Legg Mason ClearBridge Aggressive Growth Portfolio, ING
Oppenheimer Strategic Income Portfolio to ING Oppenheimer Global Strategic Income Portfolio, and ING Solution
Growth and Income Portfolio to ING Solution Moderate Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 49 to the Company’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(hh)
Articles of Amendment, dated September 8, 2010, to the Articles of Incorporation (dissolution of ING Baron Asset
Portfolio and ING Fidelity® VIP Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to
the Company’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(1)(ii)
Articles of Amendment, effective January 21, 2011, to the Articles of Incorporation (re-designation of ING
Oppenheimer Global Strategic Income Portfolio to ING Global Bond Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 51 to the Company’s Form N-1A Registration Statement on April 26, 2011 and
incorporated herein by reference.

(1)(jj)
Articles of Amendment, dated February 17, 2011, to the Articles of Incorporation (dissolution of ING Legg Mason
ClearBridge Aggressive Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the
Company’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(1)(kk)
Articles of Amendment, effective April 29, 2011, to the Articles of Incorporation (re-designation of ING Columbia
Small Cap Value Portfolio to ING Columbia Small Cap Value II Portfolio, ING Van Kampen Comstock Portfolio to
ING Invesco Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio to ING Invesco
Van Kampen Equity and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the
Company’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(1)(ll)
Articles Supplementary, dated August 19, 2011, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, Service 2 Class, and Class T shares of ING Index Solution 2020 Portfolio, ING Index Solution
2030 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2050 Portfolio, ING Solution 2020
Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio, and ING Solution 2050 Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 54 to the Company’s Form N-1A Registration Statement on
September 27, 2011 and incorporated herein by reference.

(1)(mm)
Articles of Amendment, dated September 23, 2011, to the Articles of Incorporation (dissolution of Adviser Class shares of ING Pioneer High Yield Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 56 to the
Company’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(1)(nn)
Articles of Amendment, dated January 27, 2012, to the Articles of Incorporation (dissolution of Service 2 Class shares of ING Global Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Company’s
Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(1)(oo)
Articles of Amendment, effective April 30, 2012, to the Articles of Incorporation (re-designation of ING Baron
Small Cap Growth Portfolio to ING Baron Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment
No. 59 to the Company’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(1)(pp)
Articles of Amendment, effective November 17, 2012, to the Articles of Incorporation (re-designation of ING
Thornburg Value Portfolio to ING Growth and Income Core Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 59 to the Company’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(1)(qq)
Articles Supplementary, dated February 28, 2013, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, and Service 2 Class shares of ING Solution Aggressive Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 60 to the Company’s Form N-1A Registration Statement on April 29, 2013 and
incorporated herein by reference.

(1)(rr)
Articles of Amendment, dated April 22, 2013, to the Articles of Incorporation (dissolution of ING Growth and
Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 60 to the Company’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(1)(ss)
Articles of Amendment, effective April 30, 2013, to the Articles of Incorporation (re-designation of ING Davis New
York Venture Portfolio to ING Columbia Contrarian Core Portfolio, ING Invesco Van Kampen Comstock Portfolio
to ING Invesco Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio to ING Invesco Equity
and Income Portfolio, ING Solution Aggressive Growth Portfolio to ING Solution Moderately Aggressive Portfolio,
ING Solution Growth Portfolio to ING Solution Balanced Portfolio, and ING Solution Moderate Portfolio to ING
Solution Moderately Conservative Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the
Company’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(1)(tt)
Articles of Amendment, dated June 7, 2013, to the Articles of Incorporation (dissolution of Service 2 Class shares of ING Fidelity® VIP Contrafund® Portfolio and ING Fidelity® VIP Equity-Income Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 64 to the Company’s Form N-1A Registration Statement on April 25,
2014 and incorporated herein by reference.

(1)(uu)
Articles of Amendment, effective May 1, 2014, to the Articles of Incorporation (re-designation of ING Partners, Inc.
to Voya Partners, Inc. with corresponding name changes for all ING Partners, Inc. Portfolios and ING PIMCO Total
Return Portfolio to VY® PIMCO Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 64 to the
Company’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(1)(vv)
Articles of Amendment, effective December 12, 2014, to the Articles of Incorporation (re-designation of VY®
PIMCO Bond Portfolio to Voya Aggregate Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
67 to the Company’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(1)(ww)
Articles Supplementary, dated January 14, 2015, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, and Service 2 Class of Voya Index Solution 2060 Portfolio and Adviser Class, Initial Class,
Service Class, Service 2 Class, and Class T shares of Voya Solution 2060 Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 67 to the Company’s Form N-1A Registration Statement on February 5, 2015 and
incorporated herein by reference.

(1)(xx)
Articles Supplementary, dated April 7, 2015, to the Articles of Incorporation (designation of Class Z shares for Voya
Index Solution Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Company’s Form N-1A
Registration Statement on April 24, 2015 and incorporated herein by reference.

(1)(yy)
Articles of Amendment, dated June 26, 2015, to the Articles of Incorporation (dissolution of Service 2 Class shares of VY® Fidelity® VIP Mid Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 72 to the
Company’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

(1)(zz)
Articles Supplementary, dated June 26, 2015, to the Articles of Incorporation (designation of Service Class shares for Voya Solution Moderately Aggressive Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 72 to
the Company’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

(1)(aaa)
Articles of Amendment, dated October 7, 2015, to the Articles of Incorporation (dissolution of Voya Aggregate
Bond Portfolio, Voya Index Solution 2015 Portfolio, and Voya Solution 2015 Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 72 to the Company’s Form N-1A Registration Statement on February 12, 2016 and
incorporated herein by reference.

(1)(bbb)
Articles Supplementary, dated April 12, 2016, to the Articles of Incorporation (creation of Class R6 shares of certain
Voya Partners, Inc.’s. Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Company’s Form
N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(1)(ccc)
Certificate of Correction, dated May 16, 2016, of Articles Supplementary, dated April 12, 2016, to the Articles of
Incorporation (correction of typographical error with respect to the number of shares of Capital Stock of Class R6 shares and including Class R6 shares of VY® JPMorgan Mid Cap Value Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on April 26, 2017 and
incorporated herein by reference.

(1)(ddd)
Articles of Amendment, dated September 26, 2016, to the Articles of Incorporation (dissolution of VY® Fidelity®
VIP Contrafund® Portfolio, VY® Fidelity® VIP Equity-Income Portfolio, and VY® Fidelity® VIP Mid Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration
Statement on April 26, 2017 and incorporated herein by reference.

(1)(eee)
Articles Supplementary, dated September 28, 2016, to the Articles of Incorporation (re-classification of unissued shares of classified Capital Stock of Class T shares of Voya Index Solution Portfolios) – Filed as an Exhibit to
Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on April 26, 2017 and
incorporated herein by reference.

(1)(fff)
Articles Supplementary, dated November 26, 2018, to the Articles of Incorporation (re-classification of unissued shares of classified Capital Stock of Service 2 Class shares of VY® Pioneer High Yield Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 82 to the Company’s Form N-1A Registration Statement on February 13,
2019 and incorporated herein by reference.

(1)(ggg)
Articles of Amendment, effective May 1, 2019, to the Articles of Incorporation (re-designation of VY® Templeton
Foreign Equity Portfolio to Voya International High Dividend Low Volatility Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 83 to the Company’s Form N-1A Registration Statement on April 25, 2019 and
incorporated herein by reference.

(1)(hhh)
Articles of Amendment, dated May 3, 2007, to the Articles of Incorporation (dissolution of ING American Century
Select Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Company’s Form N-1A
Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(iii)
Articles of Amendment, dated April 28, 2008, to the Articles of Incorporation (dissolution of ING JPMorgan
International Portfolio, ING Legg Mason Partners Large Cap Growth Portfolio, ING Lord Abbett U.S. Government
Securities Portfolio, and ING Neuberger Berman Regency Portfolio – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(jjj)
Articles of Amendment, dated September 12, 2008, to the Articles of Incorporation (dissolution of ING UBS
U.S. Small Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Company’s
Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(kkk)
Articles of Amendment, dated December 4, 2008, to the Articles of Incorporation (dissolution of ING OpCap
Balanced Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Company’s Form N-1A
Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(lll)
Articles of Amendment, effective June 27, 2019, to the Articles of Incorporation (VY® Oppenheimer Global
Portfolio name change to VY® Invesco Oppenheimer Global Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(mmm)
Articles of Amendment, dated September 4, 2019, to the Articles of Incorporation (dissolution of VY® Pioneer
High Yield Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Company’s Form N-1A
Registration Statement on April 29, 2020 and incorporated herein by reference.

(1)(nnn)
Articles Supplementary, dated September 27, 2019, to the Articles of Incorporation (increase Class Z shares of
Capital Stock for Voya Index Solution 2025 Portfolio and Voya Index Solution 2035 Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and
incorporated herein by reference.

(1)(ooo)
Articles Supplementary, dated April 3, 2020, to the Articles of Incorporation (creation of Adviser Class, Initial
Class, Service Class, Service 2 Class, and Class Z shares of Voya Index Solution 2065 Portfolio and Adviser Class,
Initial Class, Service Class, Service 2 Class, and Class T shares of Voya Solution 2065 Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29,
2020 and incorporated herein by reference.

(1)(ppp)
Articles of Amendment, dated October 12, 2020, to the Articles of Incorporation (dissolution of Voya Index
Solution 2020 Portfolio and Voya Solution 2020 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
89 to the Company’s Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(1)(qqq)
Articles of Amendment, effective May 1, 2021, to the Articles of Incorporation (VY® Invesco Oppenheimer Global
Portfolio name change to VY® Invesco Global Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
89 to the Company’s Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(1)(rrr)
Articles Supplementary, dated April 26, 2021, to the Articles of Incorporation (increase Class Z shares of Capital
Stock of Voya Index Solution Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the
Company’s Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(1)(sss)
Articles Supplementary, dated June 9, 2022, to the Articles of Incorporation (increase Class Z shares of Capital
Stock of Voya Index Solution 2045 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the
Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(1)(ttt)
Articles Supplementary, dated March 21, 2023, to the Articles of Incorporation (re-classification of unissued shares of classified Capital Stock of Class R6 and Service 2 Class shares) – Filed as an Exhibit to Post-Effective
Amendment No. 95 to the Company’s Form N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(1)(uuu)
Articles of Amendment, dated March 19, 2024, to the Articles of Incorporation (inserting new Conversion or
Exchange of Rights subsection) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s Form
N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(1)(vvv)
Articles of Amendment, dated March 19, 2024, to the Articles of Incorporation (amended and replaced Liquidation and Redemption by the Corporation subsections) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the
Company’s Form N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(1)(www)
Articles Supplementary, dated July 31, 2024, to the Articles of Incorporation (re-classification of unissued shares of classified Capital Stock of Class T shares of Target Date Voya Solution Portfolios and Voya Solution Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 96 to the Company’s Form N-1A Registration
Statement on February 5, 2025 and incorporated herein by reference.

(1)(xxx)
Articles of Amendment, dated October 31, 2024, to the Articles of Incorporation (dissolution of Voya Solution
Moderately Conservative Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 96 to the Company’s
Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(1)(yyy)
Articles Supplementary, dated May 1, 2025, to the Articles of Incorporation (creation of Adviser Class, Initial Class,
Service Class, Service 2 Class, and Class Z shares of Voya Index Solution 2070 Portfolio and Adviser Class, Initial
Class, Service Class, and Service 2 Class shares of Voya Solution 2070 Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and
incorporated herein by reference.

(1)(zzz)
Articles of Amendment, dated August 8, 2025, to the Articles of Incorporation (dissolution of Voya Index Solution
2025 Portfolio and Voya Solution 2025 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the
Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(1)(aaaa)
Articles of Amendment, dated November 21, 2025, to the Articles of Incorporation (dissolution of VY® T. Rowe
Price Growth Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form
N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(2)
The Company’s By-laws dated March 18, 2018 – Filed as an Exhibit to Post-Effective Amendment No. 83 to the
Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(3)	Not applicable.
(4)
Form of Agreement and Plan of Reorganization between Voya Partners, Inc., on behalf of its series, Voya Solution
Moderately Aggressive Portfolio, and Voya Partners, Inc., on behalf of its series, Voya Solution Aggressive Portfolio
– Attached as Appendix A to the Combined Information Statement/Prospectus.

(5)
Instruments Defining Rights of Security Holders (set forth in the Articles of Incorporation which are incorporated by reference) – Filed as an Exhibit to the Company’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(6)(a)
Investment Management Agreement, dated May 1, 2017, between the Company and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on
April 26, 2017 and incorporated herein by reference.

(6)(a)(i)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to VY®
Columbia Contrarian Core Portfolio, VY® Invesco Equity and Income Portfolio, and VY® JPMorgan Mid Cap
Value Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective
Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and incorporated herein by reference.

(6)(a)(ii)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to VY® T.
Rowe Price Growth Equity Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and
incorporated herein by reference.

(6)(a)(iii)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to Voya
Global Bond Portfolio, Voya Global Insights Portfolio, and VY® Columbia Small Cap Value II Portfolio for the
period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the
Company’s Form N-1A Registration Statement on April 29. 2025 and incorporated herein by reference.

(6)(a)(iv)
Amended Schedule A, effective May 1, 2025, to the Investment Management Agreement, dated May 1, 2017, between the Company and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 96 to
the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(6)(a)(v)
Amended Schedule B and Amended Schedule C, effective September 2020, to the Amended and Restated
Investment Management Agreement, dated May 1, 2017, between the Company and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Company’s Form N-1A Registration Statement on
April 26, 2021 and incorporated herein by reference.

(6)(b)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and American Century
Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form
N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

(6)(c)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and BAMCO, Inc. – Filed as an
Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on April 26,
2017 and incorporated herein by reference.

(6)(c)(i)
Termination letter, effective July 17, 2026, to Sub-Advisory Agreement effective May 1, 2017, between Voya
Investments, LLC and BAMCO, Inc. (VY Baron Growth Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 99 to the Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(6)(d)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Columbia Management
Investment Advisers, LLC – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A
Registration Statement on April 26, 2017 and incorporated herein by reference.

(6)(d)(i)
First Amendment, dated August 24, 2018, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya
Investments, LLC and Columbia Management Investment Advisers, LLC – Filed as an Exhibit to Post-Effective
Amendment No. 82 to the Company’s Form N-1A Registration Statement on February 13, 2019 and incorporated herein by reference.

(6)(d)(ii)
Second Amendment, dated December 1, 2022, to the Sub-Advisory Agreement, effective May 1, 2017, as amended
August 24, 2018, between Voya Investments, LLC and Columbia Management Investment Advisers, LLC – Filed as
an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26,
2023 and incorporated herein by reference.

(6)(e)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Invesco Advisers, Inc. –
Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on
April 26, 2017 and incorporated herein by reference.

(6)(e)(i)
Amended schedule A, effective January 1, 2021, to the Sub-Advisory Agreement, effective May 1, 2017, between
Voya Investments, LLC and Invesco Advisers, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 89 to the
Company’s Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(6)(f)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and J.P. Morgan Investment
Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A
Registration Statement on April 26, 2017 and incorporated herein by reference.

(6)(f)(i)
Amended Schedule A, effective December 1, 2022, to the Sub-Advisory Agreement, effective May 1, 2017, between
Voya Investments, LLC and J.P. Morgan Investment Management Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(6)(g)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and T. Rowe Price Associates,
Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration
Statement on April 26, 2017 and incorporated herein by reference.

(6)(g)(i)
First Amendment, effective January 1, 2018, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya
Investments, LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 79 to
the Company’s Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

(6)(g)(ii)
Amended Schedule A, effective November 21, 2025, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 99 to the Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(6)(h)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment
Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A
Registration Statement on April 26, 2017 and incorporated herein by reference.

(6)(h)(i)
Amended Schedule A, dated October 9, 2024, to the Sub-Advisory Agreement, effective May 1, 2017, between
Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective
Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and incorporated herein by reference.

(6)(h)(ii)
Termination letter, effective July 10, 2026, to Sub-Advisory Agreement effective May 1, 2017, between Voya
Investments, LLC and Voya Investment Management Co. LLC (Voya Solution Moderately Aggressive Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form N-1A Registration Statement on
April 27, 2026 and incorporated herein by reference.

(6)(i)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment
Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A
Registration Statement on April 26, 2017 and incorporated herein by reference.

(6)(i)(i)
Amended Schedule A, effective May 1, 2025, to the Sub-Advisory Agreement, effective May 1, 2017, between
Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective
Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(6)(j)
Expense Limitation Agreement, effective May 1, 2025, between Voya Investments, LLC and the Company – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form N-1A Registration Statement on
April 27, 2026 and incorporated herein by reference.

(6)(j)(i)
Amended Schedule A, effective May 1, 2026, to the Expense Limitation Agreement, effective May 1, 2026, between Voya Investments, LLC and the Company – Filed as an Exhibit to Post-Effective Amendment No. 99 to
the Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(6)(k)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and the Company – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Company’s Form N-1A Registration Statement on
April 26, 2017 and incorporated herein by reference.

(6)(k)(i)
Amended Schedule A, effective May 1, 2025, to the Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and the Company – Filed as an Exhibit to Post-Effective Amendment No. 96 to
the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(6)(k)(ii)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to Voya
Solution 2070 Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and
incorporated herein by reference.

(6)(k)(iii)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to Voya
Solution 2025 – 2065 Portfolios for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and
incorporated herein by reference.

(6)(l)
Expense Limitation Agreement, effective October 1, 2022, between Voya Investments, LLC and the Company –
Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration Statement on
April 26, 2023 and incorporated herein by reference.

(6)(l)(i)
Amended Schedule A, effective May 1, 2025, to the Expense Limitation Agreement, effective October 1, 2022, between Voya Investments, LLC and the Company – Filed as an Exhibit to Post-Effective Amendment No. 96 to
the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(6)(m)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to VY®
Invesco Comstock Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and
incorporated herein by reference.

(6)(n)
Fee Waiver Letter, dated May 1, 2025, between Voya Investments, LLC and the Company with regard to VY®
Columbia Contrarian Core Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective No. 97 to the Company’s Form N-1A Registration Statement on April 29, 2025 and incorporated herein by reference.

(7)(a)
Distribution Agreement, effective November 18, 2014, between the Company and Voya Investments Distributor,
LLC – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Company’s Form N-1A Registration
Statement on February 5, 2015 and incorporated herein by reference.

(7)(a)(i)
Amended Schedule A, effective May 1, 2025, to the Distribution Agreement, effective November 18, 2014, between the Company and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 96 to
the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(8)
Deferred Compensation Plan for Independent Directors as amended and restated January 23, 2026 – Filed as an
Exhibit to Post-Effective Amendment No. 99 to the Company’s Form N-1A Registration Statement on April 27,
2026 and incorporated herein by reference.

(9)(a)
Custody Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon (formerly,
The Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Company’s Form N-1A
Registration Statement on April 25, 2008 and incorporated herein by reference.

(9)(a)(i)
Amendment, dated January 1, 2019, to the Custody Agreement, dated January 6, 2003, as amended January 1, 2019, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
83 to the Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(9)(a)(ii)
Amendment, effective November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the
Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(9)(a)(iii)
Amended Exhibit A, dated December 12, 2025, to the Custody Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 99 to the
Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, between the Company and The Bank of New York
Mellon – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Company’s Form N-1A Registration
Statement on April 25, 2008 and incorporated herein by reference.

(9)(b)(i)
Amended Exhibit A, dated December 12, 2025, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
99 to the Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(9)(b)(ii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to the
Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(9)(b)(iii)
Amendment, dated July 13, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to the
Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(9)(b)(iv)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to the
Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(9)(c)
Fund Accounting Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon –
Filed as an Exhibit to Post-Effective Amendment No. 37 to the Company’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(9)(c)(i)
Amended Exhibit A, dated December 12, 2025, to the Fund Accounting Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 99 to the
Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(9)(c)(ii)
Amendment, effective November 21, 2022, to the Fund Accounting Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the
Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(9)(c)(iii)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, between the
Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 83 to the
Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(9)(c)(iv)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Company’s Form N-1A Registration Statement on
April 25, 2018 and incorporated herein by reference.

(10)(a)
Fourth Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of the Company regarding Adviser Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s
Form N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(10)(a)(i)
Amended Schedule A, dated May 1, 2025, to Fourth Amended and Restated Plan of Distribution pursuant to
Rule 12b-1 of the Company regarding Adviser Class shares, effective November 16, 2023 – Filed as an Exhibit to
Post-Effective Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and
incorporated herein by reference.

(10)(b)
Fifth Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of the Company regarding Adviser Class and Class R shares, effective July 17, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the
Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(10)(c)
Fifth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the Company regarding Service 2 Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s
Form N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(10)(c)(i)
Amended Schedule A, dated May 1, 2025, to Fifth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the Company regarding Service 2 Class shares, effective November 16, 2023 – Filed as an Exhibit to
Post-Effective Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and
incorporated herein by reference.

(10)(c)(ii)
Waiver Letter dated May 1, 2026, between Voya Investment Distributor and the Company to waive a portion of the distribution fee for the period from May 1, 2026 to May 1, 2027 (VY® Invesco Equity and Income Portfolio –
Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form N-1A Registration Statement on
April 27, 2026 and incorporated herein by reference.

(10)(d)
Sixth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the Company regarding Service 2 Class and Class A shares, effective July 17, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the
Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(10)(d)(i)
Waiver Letter dated May 1, 2026, between Voya Investment Distributor, LLC and the Company to waive a portion of the distribution fee for the period from May 1, 2026 to May 1, 2027 (VY® Invesco Equity and Income Portfolio
– Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form N-1A Registration Statement on
April 27, 2026 and incorporated herein by reference.

(10)(e)
Fourth Amended and Restated Shareholder Servicing Plan of the Company regarding Adviser Class shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s Form N-1A
Registration Statement on April 26, 2024 and incorporated herein by reference.

(10)(e)(i)
Amended Schedule A, dated May 1, 2025, to Fourth Amended and Restated Shareholder Servicing Plan of the
Company regarding Adviser Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective
Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(10)(f)
Fifth Amended and Restated Shareholder Servicing Plan of the Company regarding Adviser Class and Class R
Shares, effective July 17, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form
N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(10)(g)
Fourth Amended and Restated Shareholder Servicing Plan of the Company regarding Service Class shares, effective
November 16, 2023– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s Form N-1A
Registration Statement on April 26, 2024 and incorporated herein by reference.

(10)(g)(i)
Amended Schedule A, dated May 1, 2025, to Fourth Amended and Restated Shareholder Servicing Plan of the
Company regarding Service Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective
Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(10)(h)
Fifth Amended and Restated Shareholder Servicing Plan of the Company regarding Service Class and Class R3
Shares, effective July 17, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form
N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(10)(i)
Fourth Amended and Restated Shareholder Servicing Plan of the Company regarding Service 2 Class shares, effective November 16, 2023– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s Form
N-1A Registration Statement on April 26, 2024 and incorporated herein by reference.

(10)(i)(i)
Amended Schedule A, dated May 1, 2025, to Fourth Amended and Restated Shareholder Servicing Plan of the
Company regarding Service 2 Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective
Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(10)(l)
Fifth Amended and Restated Shareholder Servicing Plan of the Company regarding Service 2 Class and Class A
Shares, effective July 17, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Company’s Form
N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(10)(k)
Seventh Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, amended as of
May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Company’s Form N-1A Registration
Statement on April 26, 2024 and incorporated herein by reference.

(10)(k)(i)
Amended Schedule A, dated August 8, 2025, to Seventh Amended and Restated Plan Pursuant to Rule 18f-3 for
Operation of a Multi-Class System, amended as of May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment
No. 99 to the Company’s Form N-1A Registration Statement on April 27, 2026 and incorporated herein by reference.

(11)(a)	Opinion and Consent of Counsel (Ropes & Gray) – Filed as an Exhibit to the Company’s Form N-14 Registration Statement (333-295044) on April 14, 2026, and incorporated herein by reference.
(11)(b)	Opinion and Consent of Counsel (Venable LLC) – Filed as an Exhibit to the Company’s Form N-14 Registration Statement (333-295044) on April 14, 2026, and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
(13)(a)
License Agreement between Aetna and T. Rowe Price Associates, Inc. – Filed as an Exhibit to the Company’s initial
Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(13)(b)
Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment Servicing
(U.S.) Inc. and the Company – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Company’s Form
N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(13)(b)(i)
Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US)
Inc.) and the Company – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Company’s Form N-1A
Registration Statement on April 26, 2011 and incorporated herein by reference.

(13)(b)(ii)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 83 to the Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(13)(b)(iii)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(13)(b)(iv)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(13)(b)(v)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Company’s Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

(13)(b)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 91 to the Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(13)(b)(vii)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(b)(viii)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to
Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and
incorporated herein by reference.

(13)(b)(ix)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to
Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and
incorporated herein by reference.

(13)(b)(x)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(b)(xi)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Company – Filed as an Exhibit to Post-Effective
Amendment No. 96 to the Company’s Form N-1A Registration Statement on February 5, 2025 and incorporated herein by reference.

(13)(c)
Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Company and The Bank of New
York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Company’s Registration Statement
on December 6, 2005 and incorporated herein by reference.

(13)(c)(i)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and the Company – Filed as an Exhibit to Post-Effective Amendment No.
79 to the Company’s Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

(13)(c)(ii)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and the Company – Filed as an Exhibit to Post-Effective Amendment No.
83 to the Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(13)(c)(iii)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and the Company – Filed as an Exhibit to Post-Effective Amendment No.
83 to the Company’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(13)(c)(iv)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and the Company – Filed as an Exhibit to Post-Effective Amendment No.
93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(d)
Allocation Agreement (Fidelity Bond) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No.
91 to the Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(13)(d)(i)
Amended Schedule A, dated February 28, 2025, to the Allocation Agreement (Fidelity Bond) dated May 24, 2002 –
Filed as an Exhibit to Post-Effective Amendment No. 97 to the Company’s Form N-1A Registration Statement on
April 29. 2025 and incorporated herein by reference.

(13)(e)
Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective
Amendment No. 91 to the Company’s Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

(13)(e)(i)
Amended Schedule A, dated February 28, 2025, to the Allocation Agreement (Directors and Officers Liability)
dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Company’s Form N-1A
Registration Statement on April 29. 2025 and incorporated herein by reference.

(13)(f)
BlackRock Rule 12d1-4 Fund of Funds Investment Agreement, effective January 19, 2022, between the Company and BlackRock, Inc., – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A
Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(f)(i)
Amended and Restated Schedule A, dated April 4, 2022, to BlackRock Rule 12d1-4 Fund of Funds Investment
Agreement, effective January 19, 2022, between the Company and BlackRock, Inc. – Filed as an Exhibit to
Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and
incorporated herein by reference.

(13)(g)
Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Company and
Schwab Strategic Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A
Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(g)(i)
Amendment, dated April 5, 2022, to Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19,
2022, between the Company and Schwab Strategic Trust – Filed as an Exhibit to Post-Effective Amendment No. 93
to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(h)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Company and Teachers
Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A
Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(h)(i)
First Amendment, dated April 5, 2022, to Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19,
2022, between the Company and Teachers Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No.
93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(h)(ii)
Second Amendment, dated February 3, 2023, to Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Company and Teachers Advisors, LLC – Filed as an Exhibit to Post-Effective
Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(i)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between the
Company and The Vanguard Group, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the
Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(i)(i)
Schedule A, dated March 28, 2024, to Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between the Company and The Vanguard Group, Inc. – Filed as an Exhibit to
Post-Effective Amendment No. 97 to the Company’s Form N-1A Registration Statement on April 29. 2025 and
incorporated herein by reference.

(13)(j)
Fund of Funds Investment Agreement, effective as of October 5, 2022, among the Company and the SPDR Series
Trust, SPDR Index Shares Funds and SSGA Active Trust – Filed as an Exhibit to Post-Effective Amendment No. 93
to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(k)
BNY Mellon ETF Investment Adviser, LLC Fund of Funds Investment Agreement, effective as of January 25, 2023, between the Company and BNY Mellon ETF Investment Adviser, LLC – Filed as an Exhibit to Post-Effective
Amendment No. 93 to the Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(l)
DBX ETFs Fund of Funds Investment Agreement, dated January 19, 2022, between the Company and DBX ETF
Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s Form N-1A Registration
Statement on April 26, 2023 and incorporated herein by reference.

(13)(l)(i)
Schedule A, amended April 1, 2022, to the DBX ETFs Fund of Funds Investment Agreement, dated January 19,
2022, between the Company and DBX ETF Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the
Company’s Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(13)(m)
Fund Administration Support Services Agreement (with redaction), effective July 29, 2022, between the Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Company’s
Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
(15)	Not applicable.
(16)(a)	Powers of Attorney – Filed as an Exhibit to the Company’s Form N-14 Registration Statement (333-295044) on April 14, 2026, and incorporated herein by reference.
(16)(b)	Powers of Attorney – Filed herein.
(17)	Not applicable.
Item 17. Undertakings
1. The Company agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2. The Company agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The Company agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 22nd day of May 2026.

VOYA PARTNERS, INC.

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President, Chief/Principal Executive	May 22, 2026
Officer, and Interested Director
Todd Modic*	Senior Vice President, Chief/Principal	May 22, 2026
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	May 22, 2026
Officer, and Treasurer
Colleen D. Baldwin*	Director	May 22, 2026
John V. Boyer*	Director	May 22, 2026
Jody T. Foster*	Director	May 22, 2026
Dennis A. Johnson*	Director	May 22, 2026
Joseph E. Obermeyer*	Director	May 22, 2026
Christopher P. Sullivan*	Director	May 22, 2026
Mark R. Wetzel*	Director	May 22, 2026
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Todd Modic, Fred Bedoya, and Directors Colleen D. Baldwin, John V. Boyer, Joseph E. Obermeyer, and Christopher P. Sullivan – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-295044) on April 14, 2026, and incorporated herein by reference. Powers of Attorney for Christian G. Wilson and Directors Jody T. Foster, Dennis Johnson, and Mark R. Wetzel are attached hereto.

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